Dana Unconstrained Equity ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Financial Services - 7.4%
Mastercard, Inc. - Class A	8,461	$4,179,565
Visa, Inc. - Class A	21,938	7,159,685
		11,339,250

Health Care - 4.7%
Eli Lilly & Co.	6,312	6,974,760
Viking Therapeutics, Inc.(a)	6,987	228,754
		7,203,514

Industrial Products - 0.0%(b)
GE Aerospace	198	64,105

Media - 21.7%
Alphabet, Inc. - Class A	19,003	7,227,601
DoorDash, Inc. - Class A(a)	45,830	7,300,261
Meta Platforms, Inc. - Class A	11,614	7,345,971
Spotify Technology SA(a)	8,675	4,317,374
Uber Technologies, Inc.(a)	101,895	7,173,408
		33,364,615

Oil & Gas - 0.2%
EOG Resources, Inc.	2,163	288,501

Retail & Wholesale - Discretionary - 9.4%
Amazon.com, Inc.(a)	53,160	14,387,222

Software & Tech Services - 40.6%(c)
Adobe, Inc.(a)	259	67,136
Datadog, Inc. - Class A(a)	68,563	16,959,058
Microsoft Corp.	16,354	7,363,225
ServiceNow, Inc.(a)	115,754	14,396,325
Shopify, Inc. - Class A(a)	61,378	7,286,182
Snowflake, Inc. - Class A(a)	63,795	16,302,812
		62,374,738

Tech Hardware & Semiconductors - 14.8%
Broadcom, Inc.	11,333	5,063,244
Lam Research Corp.	14,325	4,557,929
NVIDIA Corp.	61,916	13,072,944
		22,694,117

TOTAL COMMON STOCKS (Cost $118,056,986)		151,716,062

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(d)	637,911	$637,911

TOTAL SHORT-TERM INVESTMENTS (Cost $637,911)		637,911

TOTAL INVESTMENTS - 99.2% (Cost $118,694,897)		$152,353,973
Other Assets in Excess of Liabilities - 0.8%		1,270,010
TOTAL NET ASSETS - 100.0%		$153,623,983

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.